Discontinued operations and assets and liabilities of disposal groups (Details) € in Millions, £ in Millions			1 Months Ended	12 Months Ended
		Jul. 01, 2022 GBP (£)	Nov. 30, 2023 EUR (€)	Dec. 31, 2023 GBP (£) item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) [1]
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) from continuing operations | £				£ 4,744		£ 3,857	£ 2,848
Profit (loss) from discontinued operations | £	[2]			£ (112)		£ (262)	£ 464
Republic of Ireland
Disclosure of analysis of single amount of discontinued operations [line items]
Number of legally binding agreements for sale of business | item				4	4
Mortgage loans
Disclosure of analysis of single amount of discontinued operations [line items]
Reclassification into financial assets at fair value through profit or loss | £		£ 10,989
Reclassification of financial assets out of measured at amortised cost into measured at fair value through profit or loss | £		£ 11,263
AIB
Disclosure of analysis of single amount of discontinued operations [line items]
Amount of gross performing loans fully migrated by year-end					€ 3,100
Amount of performing tracker and linked mortgages migrated by year end					4,000
Permanent TSB p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Amount of gross performing loans fully migrated by year-end					€ 6,300
Number of branches transferred in sales agreement | item				25	25
Permanent TSB p.l.c. | Binding agreement for sale of UBIDAC business to Permanent TSB
Disclosure of analysis of single amount of discontinued operations [line items]
Number of branches transferred in sales agreement | item				25	25
Permanent TSB p.l.c. | UBIDAC
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal				£ 20	€ 24
Pepper Finance Corporation (Ireland) DAC
Disclosure of analysis of single amount of discontinued operations [line items]
Assets transferred under agreement			€ 400
Pepper Finance Corporation (Ireland) DAC | Agreement for sale of assets with Elmscott Property Finance DAC and AB CarVal (CarVal)
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets to be transferred under agreement					€ 690

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements